SUPPLEMENT DATED APRIL 24, 2007 TO THE PROSPECTUS DATED OCTOBER 26, 2006

                  OLD MUTUAL 2100 ABSOLUTE RETURN FUND, L.L.C.
                                  (the "Fund")

     As of April 24, 2007, the Investment Committee of 2100 Larch Lane LLC, the investment adviser of the Fund, has been reconstituted and is now comprised of Mark Jurish, Kenneth Stemme and Ross Weissman. Mark Jurish continues to lead that committee. As a result, the following subsections of the "Investment Advisory Services" section, which begins on page 38 of the Fund's Prospectus, are hereby replaced in their entirety by the following:


INFORMATION REGARDING THE INDIVIDUALS RESPONSIBLE FOR PORTFOLIO MANAGEMENT

     The day-to-day management of the Fund's and the Master Fund's portfolio will be the responsibility of the Adviser's Investment Committee, which is led by Mark Jurish, the Adviser's Chief Investment Officer, and also includes Kenneth Stemme and Ross Weissman.

MARK JURISH, Chief Investment Officer and Chief Executive Officer, founded Larch Lane Advisors L.P., the predecessor entity of the Adviser, in August 1999. He has managed accounts that are managed by the Adviser from their inception. In addition, he is the founder and Chief Executive Officer of the managing entities of private investment vehicles that invest in early-stage hedge funds. Prior to joining the Adviser, Mr. Jurish was Managing Director at Paloma Partners, a firm that he joined in 1988. At Paloma, Mr. Jurish was primarily responsible for evaluating, selecting, and monitoring suitable investments for various Paloma trading entities, as well as creating and structuring new products. From 1986 to 1988, Mr. Jurish was employed at Skadden, Arps, Slate, Meagher & Flom as a specialist in financial investment modeling and management consulting. Mr. Jurish began his financial career in 1984 at Arthur Young & Company (a predecessor of Ernst & Young, LLP), an international accounting and consulting firm, where Paloma Partners was one of his main clients. Mr. Jurish is registered with the CFTC as a principal of a commodity pool operator and is a principal of a registered investment adviser. He currently serves as an Independent Trustee of an investment manager's investment grade municipal fund. Previously, he served on the Best Practices Committee of the Greenwich Roundtable and on the Board of Directors for the Managed Funds Association. Mr. Jurish received his B.A. from State University of New York at Albany and his M.B.A. in Finance from New York University.

Mr. Jurish is a member of the Investment Committee.

KENNETH W. STEMME, Director of Research, joined the Adviser in April 2007. Mr. Stemme was previously a Senior Vice President and Director of Hedge Fund Investments at Northern Trust Global Advisors, where he managed approximately $1 billion in assets and chaired the Hedge Fund Investment Committee. Prior to joining Northern Trust in 2003, Mr. Stemme was a Managing Director in the Alternative Investment Group at American Express Asset Management. From 1999 to 2002, Mr. Stemme was Executive Director in the Alternative Investment Group at CIBC Oppenheimer, where he was involved in the creation and management of a registered fund of funds. From 1990 through 1998, Mr. Stemme worked at Harris Associates, last serving as a research associate. Mr. Stemme received his B.A. from Cornell University and his M.B.A. from DePaul University.

Mr. Stemme is a member of the Investment Committee.

ROSS WEISSMAN, Chief Financial Officer, joined the Adviser in December 1999. Prior to joining the Adviser, Mr. Weissman was employed at Kenmar Advisory Corp in the fund administration and risk management group. In 1997, Mr. Weissman joined Wexford Management as the controller for the Wexford Spectrum Fund, where he was responsible for the accounting and operations of the fund. From December 1996 until April 1997, he was employed with KPMG Peat Marwick as a senior consultant in the forensic accounting group. Mr. Weissman began his career in October 1994 with the public accounting firm of Leslie Sufrin and Company. He is a Certified Public Accountant and received his B.B.S. from Pace University.

Mr. Weissman is a member of the Investment Committee.

OTHER FUNDS AND ACCOUNTS MANAGED

     The following table sets forth information about funds and accounts, other than the Fund and the Master Fund, for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management as of April 24, 2007.


                                             REGISTERED INVESTMENT         POOLED INVESTMENT VEHICLES
                                           COMPANIES MANAGED BY THE                 MANAGED               OTHER ACCOUNTS MANAGED
                                               PORTFOLIO MANAGER            BY THE PORTFOLIO MANAGER     BY THE PORTFOLIO MANAGER
                                           ------------------------        --------------------------    ------------------------
                                                                                                                         TOTAL
NAME OF PORTFOLIO MANAGER                   NUMBER     TOTAL ASSETS         NUMBER      TOTAL ASSETS       NUMBER        ASSETS
-------------------------                  -------    --------------       --------    --------------     --------      --------

Mark Jurish                                   4        $10 million            15        $662 million          1           $132
                                                                                                                         million

Kenneth Stemme                                4        $10 million            15        $662 million          1           $132
                                                                                                                         million

Ross Weissman                                 4        $10 million            15        $662 million          1           $132
                                                                                                                         million

                                                               POOLED INVESTMENT VEHICLES
                        REGISTERED INVESTMENT COMPANIES              MANAGED BY THE                          OTHER ACCOUNTS
                       MANAGED BY THE PORTFOLIO MANAGER             PORTFOLIO MANAGER              MANAGED BY THE PORTFOLIO MANAGER
                      ----------------------------------   ------------------------------------   ----------------------------------
                                          TOTAL ASSETS
NAME OF                 NUMBER WITH           WITH           NUMBER WITH     TOTAL ASSETS WITH     NUMBER WITH     TOTAL ASSETS WITH
PORTFOLIO               PERFORMANCE-      PERFORMANCE-       PERFORMANCE-       PERFORMANCE-       PERFORMANCE-       PERFORMANCE-
MANAGER                 BASED FEES         BASED FEES         BASED FEES        BASED FEES          BASED FEES        BASED FEES
------------------    ---------------    --------------    ---------------   ------------------   --------------   -----------------

Mark Jurish                  0                  0                 3            $40 million            0                 0

Kenneth Stemme               0                  0                 3            $40 million            0                 0

Ross Weissman                0                  0                 3            $40 million            0                 0


     Investment decisions at the Adviser are made with oversight by the Investment Committee. The committee holds regular meetings to discuss the investment portfolios, and their exposure in terms of risk and strategy, and to review forthcoming investment decisions.

COMPENSATION PROGRAM

     Compensation for the Portfolio Managers is a combination of a fixed salary and a bonus. The bonus paid to a Portfolio Manager for any year may be made with reference, in part, to the performance of the Fund or the Master Fund or any other fund or account managed by the Adviser during such year. The amount of salary and bonus paid to the Portfolio Managers is based on a variety of factors, including the financial performance of the Adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the Portfolio Managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus, without any contribution from the Adviser, into a tax-qualified retirement plan.

FUND OWNERSHIP

     The following table sets forth the dollar range of Interests beneficially owned by the Portfolio Managers as of the date of this prospectus.


           PORTFOLIO MANAGER                        DOLLAR RANGE

           Mark Jurish                                  None
           Kenneth Stemme                               None
           Ross Weissman                                None

                                      -2-